Income Tax Expenses - Summary of Reconciliation of Income Tax Expense (Income) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax	$ 97,712	$ 132,079	$ 107,397	$ 81,060
Tax at the Singapore income tax rate		22,453	18,258	13,780
Tax effect of expenses that are not deductible in determining taxable profit		6,504	2,099	834
(Over) Under provision in prior years		(632)	(2)	211
Tax exempt income (Note A)		(6,454)	(2,274)	(7,004)
Effect of different tax rates of subsidiaries operating in other jurisdictions		15	(45)	(987)
Deferred tax asset not recognized		2,440	1,263	1,100
Previously unrecognized and unused tax losses now recognized as deferred tax assets		0	0	(403)
Utilization of tax losses previously not recognized as deferred tax asset		0	(364)	(279)
Deferred tax on foreseeable dividends		1,399	0	0
Foreign withholding tax		2,493	2,374	331
Others		19	(6)	(59)
Tax expense (income)	$ 20,889	$ 28,237	$ 21,303	$ 7,524